Philip H. Newman 617.570.1558 pnewman@ goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

April 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Van Eck VIP Trust Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File Nos. 033-13019; 811-05083

Ladies and Gentlemen:

We understand that Van Eck VIP Trust (the “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) Post-Effective Amendment No. 43 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant (the “Registration Statement”), together with the exhibits indicated as being filed therewith.

As indicated on the cover page of the Amendment, the Amendment is to become effective on May 1, 2010 pursuant to paragraph (b) of Rule 485 under the Securities Act.

The Registration Statement is being filed to update the financial and other information in the prospectuses and statements of additional information included therein of Van Eck VIP Emerging Markets Fund, Van Eck VIP Global Hard Assets Fund, Van Eck Global Bond Fund and Van Eck VIP Multi-Manager Alternatives Fund (the “Funds”) and to make certain non-material changes to the Registration Statement with respect to the Funds as deemed appropriate by the Registrant. Our review of the Registration Statement has not revealed any disclosure that would render it ineligible to become effective pursuant to Rule 485(b). Should you have any questions, please contact Philip H. Newman at (617) 570-1558.

Very truly yours,

/s/ GOODWIN PROCTER LLP

GOODWIN PROCTER LLP